DIRECT OPERATING COSTS	6 Months Ended
Jun. 30, 2020
Analysis of income and expense [abstract]
DIRECT OPERATING COSTS
 DIRECT OPERATING COSTS
The partnership has no key employees or directors and does not remunerate key management personnel. Details of the allocations of costs incurred by Brookfield on behalf of the partnership are disclosed in Note 17. Key decision makers of the partnership are all employees of the ultimate parent company or its subsidiaries, which provides management services under the master services agreement with Brookfield.
Direct operating costs include all attributable expenses except interest, depreciation and amortization, impairment expense, other expenses, and taxes and primarily relate to cost of sales and compensation at the subsidiary level. The following table lists direct operating costs for the three and six months ended June 30, 2020, and June 30, 2019 by nature:

	Three Months Ended		Six Months Ended
(US$ MILLIONS)	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
Cost of sales	$5,187	$8,720	$12,920	$16,036
Compensation	1,089	1,036	2,247	1,892
Property taxes, sales taxes and other	9	20	19	41
Total	$6,285	$9,776	$15,186	$17,969

Inventories recognized as cost of sales during the three and six month period ended June 30, 2020 amounted to $3,531 million and $9,640 million (June 30, 2019: $6,146 million and $10,751 million).